THE LAZARD FUNDS, INC.
Lazard US Realty Income Portfolio
Lazard US Realty Equity Portfolio
Lazard Global Realty Equity Portfolio
Supplement to Current Summary Prospectuses and Prospectus

Lazard US Realty Income Portfolio
The following replaces "Management – Portfolio Managers/Analysts" in the Portfolio's Summary Prospectus and "Summary Section – Management – Portfolio Managers/Analysts" in the Prospectus:
Jay P. Leupp, portfolio manager/analyst on the Investment Manager's Global Real Estate Securities team, has been with the Portfolio since September 2011 and previously was a portfolio manager of the Predecessor Realty Income Fund since July 2008.

Lazard US Realty Equity Portfolio
The following replaces "Management – Portfolio Managers/Analysts" in the Portfolio's Summary Prospectus and "Summary Section – Management – Portfolio Managers/Analysts" in the Prospectus:
Jay P. Leupp, portfolio manager/analyst on the Investment Manager's Global Real Estate Securities team, has been with the Portfolio since September 2011 and previously was a portfolio manager of the Predecessor Realty Equity Fund since December 2008.

Lazard Global Realty Equity Portfolio
The following replaces "Management – Portfolio Managers/Analysts" in the Portfolio's Summary Prospectus and "Summary Section – Management – Portfolio Managers/Analysts" in the Prospectus:
Jay P. Leupp, portfolio manager/analyst on the Investment Manager's Global Real Estate Securities team, has been with the Portfolio since September 2011 and previously was a portfolio manager of the Predecessor International Realty Fund since December 2008.

All Portfolios
The following replaces any contrary information in "Fund Management – Portfolio Management" in the Prospectus:
US Realty Income Portfolio and US Realty Equity Portfolio—Jay P. Leupp (since September 2011 and previously a portfolio manager of the Predecessor Realty Income Fund since July 2008 and the Predecessor Realty Equity Fund since December 2008)

Global Realty Equity Portfolio—Jay P. Leupp (since September 2011 and previously a portfolio manager of the Predecessor International Realty Fund since December 2008)

Dated:  January 27, 2017